LONG-TERM INCENTIVE PLANS - Restricted Shares and Performance Shares (Details)	12 Months Ended
	Dec. 31, 2022 BRL (R$) EquityInstruments shares	Dec. 31, 2021 BRL (R$) EquityInstruments shares	Dec. 31, 2020 BRL (R$) EquityInstruments shares	Nov. 08, 2022 shares	Dec. 31, 2019 shares
Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	1,091,630,395	1,133,816,901	1,129,231,487	1,101,467,245	1,127,010,827
Treasury Stocks | Preferred shares
LONG-TERM INCENTIVE PLANS
Outstanding shares | shares	9,836,850	12,214,344	16,799,758		19,020,418
Restricted Shares and Performance Shares
LONG-TERM INCENTIVE PLANS
Balance, beginning of year	8,534,567	12,469,334	13,018,407
Granted	5,922,879	2,228,196	3,146,696
Cancelled	(1,267,065)	(1,755,522)	(1,777,100)
Exercised	(2,377,494)	(4,407,441)	(1,918,669)
Balance, end of year	10,812,887	8,534,567	12,469,334
Fair value of options granted | R$	R$ 27.25	R$ 26.88
Expense from equity-settled long-term incentive plan | R$	R$ 104,714,000	R$ 65,289,000	R$ 62,801,000
Restricted Shares and Performance Shares | Awards granted in 2017 and later
LONG-TERM INCENTIVE PLANS
Grace period	3 years